Long-Term Debt (Summary of Outstanding Debt) (Parenthetical) (Detail)	0 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 13, 2013	May 31, 2013	Nov. 16, 2012	Sep. 30, 2014	Nov. 16, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 13, 2013	May 31, 2013
6.375% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			6.375%	6.375%	6.375%	6.375%	6.375%
Debt instrument maturity year			Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019
8.75% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%
Debt instrument maturity year	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020